Related Parties (Details) - Schedule of Transaction with Related Parties - ZAR (R) R in Thousands	3 Months Ended
	May 31, 2024	May 31, 2023
Related Parties [Abstract]
Sales to related parties	R 8,127	R 5,419
Purchases from related parties	36,454	29,445
Rent paid to related parties	R 2,498	R 2,157